SUBSEQUENT EVENT - Narrative (Details)		12 Months Ended
	May 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Subsequent Event1 [Line Items]
Transaction costs		$ (3,617,000)	$ 0	$ 0
Scenario Forecast
Subsequent Event1 [Line Items]
Repayments of borrowings	$ 145,800,000
Accrued interest	$ 2,000,000
Debt instrument, covenant, percentage of outstanding common shares following the implementation of the recapitalization transaction, senior unsecured notes	51.00%
Debt instrument, covenant, percentage of outstanding common shares following the implementation of the recapitalization transaction, convertible debentures	32.50%
Debt instrument, covenant, percentage of outstanding common shares owned following the implementation of the recapitalization transaction	16.50%
Debt instrument, covenant, percentage of warrants exercisable for commons shares	5.00%
Transaction costs	$ 10,400,000
Debt instrument, covenant, executed support agreements percentage, senior unsecured notes	90.00%
Debt instrument, covenant, executed support agreements percentage, convertible debentures	50.00%
Credit Facilities | Scenario Forecast
Subsequent Event1 [Line Items]
Debt term	1 year
Second Lien Notes (mature on September 11, 2023 to December 12, 2023) | Stated interest rate
Subsequent Event1 [Line Items]
Interest rate					8.50%	8.50%
Second Lien Notes (mature on September 11, 2023 to December 12, 2023) | Stated interest rate | Scenario Forecast
Subsequent Event1 [Line Items]
Interest rate	8.50%
Second Lien Notes, Additional, Future Senior Note Exchanges
Subsequent Event1 [Line Items]
Notional amount					$ 50,000,000
Second Lien Notes, Additional, Future Senior Note Exchanges | Scenario Forecast
Subsequent Event1 [Line Items]
Notional amount	$ 50,000,000
Third Lien Notes, Additional, Future Senior Note Exchanges
Subsequent Event1 [Line Items]
Notional amount	$ 50,000,000
Convertible debentures
Subsequent Event1 [Line Items]
Notional amount						$ 50,000,000
Convertible debentures | Stated interest rate
Subsequent Event1 [Line Items]
Interest rate					6.75%	6.75%
Convertible debentures | Stated interest rate | Scenario Forecast
Subsequent Event1 [Line Items]
Interest rate	6.75%